Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
December 31, 2021
AFF25-NPRT3-0322
1.811335.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $1,009,929)	1,010,000	1,009,941

Domestic Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	6,988,890	115,386,579
Fidelity Advisor Series Growth Opportunities Fund (c)	5,658,291	79,498,995
Fidelity Advisor Series Small Cap Fund (c)	3,637,551	52,744,492
Fidelity Series All-Sector Equity Fund (c)	4,182,767	49,774,929
Fidelity Series Commodity Strategy Fund (c)	15,636,546	63,953,471
Fidelity Series Large Cap Stock Fund (c)	9,661,602	183,473,824
Fidelity Series Large Cap Value Index Fund (c)	1,275,130	19,841,017
Fidelity Series Opportunistic Insights Fund (c)	5,170,592	107,238,085
Fidelity Series Small Cap Opportunities Fund (c)	4,360,293	65,055,576
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,308,961	116,823,996
Fidelity Series Value Discovery Fund (c)	7,201,507	119,328,973
TOTAL DOMESTIC EQUITY FUNDS (Cost $694,000,013)		973,119,937

International Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,170,372	60,595,501
Fidelity Series Emerging Markets Fund (c)	3,168,228	33,298,079
Fidelity Series Emerging Markets Opportunities Fund (c)	14,244,338	299,415,989
Fidelity Series International Growth Fund (c)	8,144,066	155,714,549
Fidelity Series International Small Cap Fund (c)	2,208,087	47,230,972
Fidelity Series International Value Fund (c)	13,948,263	155,802,095
Fidelity Series Overseas Fund (c)	10,811,846	155,690,581
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $658,671,671)		907,747,766

Bond Funds - 38.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	635,432	6,386,091
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,693,173	138,711,840
Fidelity Series Emerging Markets Debt Fund (c)	1,844,635	16,730,840
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	592,716	5,595,240
Fidelity Series Floating Rate High Income Fund (c)	342,445	3,171,041
Fidelity Series High Income Fund (c)	2,087,289	19,912,739
Fidelity Series Inflation-Protected Bond Index Fund (c)	6,730,489	71,208,572
Fidelity Series International Credit Fund (c)	186,723	1,852,295
Fidelity Series International Developed Markets Bond Index Fund (c)	5,913,394	58,128,668
Fidelity Series Investment Grade Bond Fund (c)	65,776,872	764,327,252
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,397,951	114,150,539
Fidelity Series Real Estate Income Fund (c)	1,025,846	12,033,179
TOTAL BOND FUNDS (Cost $1,185,798,030)		1,212,208,296

Short-Term Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	2,345,610	2,346,079
Fidelity Series Government Money Market Fund 0.08% (c)(e)	71,381,491	71,381,491
Fidelity Series Short-Term Credit Fund (c)	2,072,396	20,765,412
TOTAL SHORT-TERM FUNDS (Cost $94,367,999)		94,492,982

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,633,847,642)	3,188,578,922
NET OTHER ASSETS (LIABILITIES) - 0.0%	(452,420)
NET ASSETS - 100.0%	3,188,126,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	22	Mar 2022	1,348,930	7,991	7,991

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $351,979.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	2,893,144	7,265,778	7,812,843	668	-	-	2,346,079	0.0%
Total	2,893,144	7,265,778	7,812,843	668	-	-	2,346,079

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	117,325,141	30,423,757	34,537,010	20,096,272	3,787,957	(1,613,266)	115,386,579
Fidelity Advisor Series Growth Opportunities Fund	81,589,798	29,254,714	20,579,657	18,606,226	1,575,009	(12,340,869)	79,498,995
Fidelity Advisor Series Small Cap Fund	53,075,634	11,253,374	10,220,042	9,301,195	3,130,028	(4,494,502)	52,744,492
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	31,046,862	24,603,098	50,804	(83,195)	25,522	6,386,091
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	140,047,046	2,242,525	920,397	(15,772)	923,091	138,711,840
Fidelity Series All-Sector Equity Fund	50,156,552	9,262,169	11,097,970	7,122,289	1,609,093	(154,915)	49,774,929
Fidelity Series Canada Fund	47,898,345	12,021,466	6,102,589	1,308,213	247,805	6,530,474	60,595,501
Fidelity Series Commodity Strategy Fund	85,914,004	30,107,009	40,921,877	26,669,022	(3,713,131)	(7,432,534)	63,953,471
Fidelity Series Emerging Markets Debt Fund	16,550,675	1,966,064	1,753,301	584,854	(87,014)	54,416	16,730,840
Fidelity Series Emerging Markets Debt Local Currency Fund	5,374,056	976,267	419,777	215,060	(7,472)	(327,834)	5,595,240
Fidelity Series Emerging Markets Fund	36,564,242	6,139,428	6,120,129	1,079,017	583,814	(3,869,276)	33,298,079
Fidelity Series Emerging Markets Opportunities Fund	332,255,096	79,641,663	56,089,561	34,229,048	7,456,740	(63,847,949)	299,415,989
Fidelity Series Floating Rate High Income Fund	3,295,592	224,272	373,778	108,058	(12,054)	37,009	3,171,041
Fidelity Series Government Money Market Fund 0.08%	151,643,561	14,840,659	95,102,729	70,708	-	-	71,381,491
Fidelity Series High Income Fund	19,441,988	1,755,971	1,619,462	827,050	(12,280)	346,522	19,912,739
Fidelity Series Inflation-Protected Bond Index Fund	198,330,262	17,117,738	148,369,921	6,076,034	13,004,384	(8,873,891)	71,208,572
Fidelity Series International Credit Fund	1,816,672	46,863	-	46,863	-	(11,240)	1,852,295
Fidelity Series International Developed Markets Bond Index Fund	-	59,056,929	647,505	36,803	(3,028)	(277,728)	58,128,668
Fidelity Series International Growth Fund	134,224,589	33,041,371	20,290,686	12,112,269	686,720	8,052,555	155,714,549
Fidelity Series International Small Cap Fund	42,536,580	6,969,234	3,981,690	5,515,113	1,176,784	530,064	47,230,972
Fidelity Series International Value Fund	134,076,208	39,834,890	22,345,333	7,598,265	1,300,083	2,936,247	155,802,095
Fidelity Series Investment Grade Bond Fund	736,452,082	90,799,422	68,913,432	12,851,043	(462,150)	6,451,330	764,327,252
Fidelity Series Large Cap Stock Fund	183,189,958	26,876,343	32,457,468	16,725,054	3,590,079	2,274,912	183,473,824
Fidelity Series Large Cap Value Index Fund	19,771,097	1,931,559	3,079,153	1,170,539	542,096	675,418	19,841,017
Fidelity Series Long-Term Treasury Bond Index Fund	84,656,016	40,257,873	18,054,733	1,843,215	(2,239,489)	9,530,872	114,150,539
Fidelity Series Opportunistic Insights Fund	108,770,464	25,541,002	31,891,299	17,045,782	5,778,557	(960,639)	107,238,085
Fidelity Series Overseas Fund	134,448,368	25,644,410	23,609,984	4,486,131	1,918,757	17,289,030	155,690,581
Fidelity Series Real Estate Income Fund	11,887,719	654,976	1,239,168	428,892	39,882	689,770	12,033,179
Fidelity Series Short-Term Credit Fund	31,581,232	3,898,322	14,330,298	414,009	78,312	(462,156)	20,765,412
Fidelity Series Small Cap Opportunities Fund	65,504,909	21,230,860	12,710,573	16,469,679	1,665,254	(10,634,874)	65,055,576
Fidelity Series Stock Selector Large Cap Value Fund	116,015,293	22,772,651	21,332,141	15,381,845	2,916,552	(3,548,359)	116,823,996
Fidelity Series Value Discovery Fund	118,763,449	17,628,468	22,487,765	9,761,949	3,650,752	1,774,069	119,328,973
	3,123,109,582	832,263,632	757,524,654	249,151,698	48,103,073	(60,728,731)	3,185,222,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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